Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 16, 2020	May 31, 2016	May 31, 2020	Aug. 31, 2016	Aug. 31, 2020	Nov. 30, 2016	Nov. 30, 2020	Feb. 28, 2017	Feb. 28, 2021	May 31, 2017	May 31, 2021	Aug. 31, 2017	Aug. 31, 2021	Nov. 30, 2017	Nov. 30, 2021	Feb. 28, 2018	Feb. 28, 2022	May 31, 2018	May 31, 2022	Aug. 31, 2018	Aug. 31, 2022	Nov. 30, 2018	Nov. 30, 2022	Feb. 28, 2019	Feb. 28, 2023	May 31, 2019	May 31, 2023	Aug. 31, 2019	Aug. 31, 2023	Nov. 30, 2019	Nov. 30, 2023	Feb. 29, 2020	Feb. 29, 2024	May 31, 2020	May 31, 2024	Aug. 31, 2020	Aug. 31, 2024	Nov. 30, 2020	Nov. 30, 2024	Feb. 28, 2021	Feb. 28, 2025	May 31, 2021	May 31, 2025	Aug. 31, 2021	Aug. 31, 2025	Nov. 30, 2021	Nov. 30, 2025	Feb. 28, 2022	Feb. 28, 2026	May 31, 2022	May 31, 2026	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005529
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,240		$ 9,912		$ 10,029		$ 10,171		$ 10,314		$ 10,276		$ 10,128		$ 10,149		$ 10,207		$ 10,096		$ 10,384		$ 10,797		$ 11,218		$ 11,192		$ 11,535		$ 11,320		$ 11,671		$ 11,792		$ 11,656		$ 11,669		$ 11,882		$ 11,816		$ 11,405		$ 10,677		$ 10,429	$ 10,162	$ 10,185	$ 10,319	$ 10,178	$ 10,182	$ 10,388	$ 10,408	$ 10,902	$ 10,884	$ 11,004	$ 10,947	$ 11,228	$ 11,464	$ 11,644	$ 11,493
C000005530
Account Value [Line Items]
Accumulated Value		10,000		10,234		9,899		10,011		10,156		10,283		10,238		10,095		10,097		10,147		10,028		10,307		10,707		11,116		11,082		11,413		11,191		11,529		11,639		11,495		11,498		11,696		11,616		11,176		10,428		10,178	9,909	9,955	10,070	9,920	9,911	10,100	10,106	10,574	10,544	10,648	10,580	10,838	11,053	11,214	11,054
C000005531
Account Value [Line Items]
Accumulated Value		10,000		10,236		9,884		9,986		10,122		10,238		10,184		10,033		10,027		10,068		9,943		10,222		10,599		10,996		10,964		11,282		11,043		11,366		11,465		11,325		11,306		11,504		11,421		11,007		10,277		10,022	9,749	9,768	9,881	9,730	9,718	9,900	9,902	10,343	10,322	10,419	10,349	10,584	10,803	10,942	10,783
C000159679
Account Value [Line Items]
Accumulated Value		500,000		512,736		495,958		501,999		509,833		516,678		514,954		508,272		508,901		511,993		506,593		521,787		542,081		563,448		562,872		580,278		569,081		586,832		593,079		586,903		587,081		597,882		595,280		574,718		537,641		525,242	511,857	513,778	520,657	512,993	513,909	523,800	524,896	549,970	549,834	556,037	553,274	566,878	579,621	588,138	580,585
C000219349
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,160		$ 10,487		$ 10,609		$ 10,509		$ 10,522		$ 10,727		$ 10,690		$ 10,329		$ 9,671		$ 9,457		$ 9,224		$ 9,267		$ 9,399		$ 9,269		$ 9,294		$ 9,493		$ 9,522		$ 9,972		$ 9,979		$ 10,100		$ 10,059		$ 10,315		$ 10,557		$ 10,721		$ 10,593
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378		10,768		11,210		11,178		11,590		11,781		11,936		11,992		11,750		11,734		11,925		11,854		11,440		10,769		10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378		10,768		11,210		11,178		11,590		11,781		11,936		11,992		11,750		11,734		11,925		11,854		11,440		10,769		10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378		10,768		11,210		11,178		11,590		11,781		11,936		11,992		11,750		11,734		11,925		11,854		11,440		10,769		10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 511,616		$ 495,403		$ 500,416		$ 507,893		$ 514,136		$ 511,326		$ 502,944		$ 505,990		$ 508,741		$ 504,464		$ 518,886		$ 538,376		$ 560,492		$ 558,902		$ 579,506		$ 589,067		$ 596,775		$ 599,611		$ 587,524		$ 586,682		$ 596,272		$ 592,695		$ 571,989		$ 538,444		$ 527,606	$ 516,596	$ 516,381	$ 526,907	$ 521,310	$ 522,690	$ 533,562	$ 533,786	$ 559,349	$ 558,625	$ 564,552	$ 562,924	$ 576,891	$ 590,474	$ 599,896	$ 591,821
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,215		$ 10,349		$ 10,398		$ 10,188		$ 10,173		$ 10,340		$ 10,278		$ 9,919		$ 9,337		$ 9,149		$ 8,958		$ 8,954		$ 9,137		$ 9,040		$ 9,064		$ 9,252		$ 9,256		$ 9,700		$ 9,687		$ 9,790		$ 9,762		$ 10,004		$ 10,239		$ 10,403		$ 10,263